ACQUISITIONS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
ACQUISITIONS

NOTE 2 –ACQUISITIONS

Mineração Jupiter Ltda. ("MJL")

On July 27, 2016, Jupiter Gold acquired from Brazil Minerals a 99.99% ownership in MJL in exchange for 4,000,000 shares of Jupiter Gold's common stock, plus Brazil Minerals' agreement to pay the par value cost of such shares amounting to $4,000. Since this acquisition was made from a related party, all assets and liabilities were reflected at cost, and no goodwill was recognized on the transaction.

Property, Plant and Equipment

As of December 31, 2017, property, plant and equipment was comprised of a completed gold recovery plant, vehicles and excavation equipment in Brazil with an original cost of $183,784. Accumulated depreciation on these assets totaled $49,469.

As of December 31, 2016, property, plant and equipment was comprised of a completed gold recovery plant in Brazil with an original cost of $10,181. Accumulated depreciation on these assets totaled $618.

Related Party Receivables

As of December 31, 2017, related party receivables totaled $119,599. This amount was comprised of the following components, (i) $74,030 is owed from a Brazil Minerals subsidiary to MJL for expenses paid on behalf of such subsidiary and (ii) $45,569 is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.

No related party receivables existed as of December 31, 2016.

Related Party Payables

No related party payables existed as of December 31, 2017.

As of December 31, 2016, related party payables totaled $37,826. This amount was comprised of the following components, (i) $25,717 is owed to Brazil Minerals, Inc. consisting of $12,903 per a monthly service contract and $12,813 for expenses paid on behalf of Jupiter Gold; (ii) $8,922 is owed to a subsidiary of Brazil Minerals, Inc. for expenses paid on behalf of MJL; and (iii) $3,188 is owed to the Company's chief executive officer for required monthly honorariums of 880 Brazilian Reais (or approximately $270 based on the December 31, 2016 exchange rate). See Note 6.